Share-Based Compensation (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 08, 2018 $ / shares shares	Jan. 31, 2021 shares	Mar. 11, 2021 shares	Mar. 01, 2018 $ / shares shares	Oct. 01, 2019 shares	Nov. 15, 2018 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation | $							$ 1,998	$ 1,717	$ 50
Common Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued During Period, Shares, New Issues					7,613,788	3,005,603	184,270	7,613,788	3,065,988
Management [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Grants in Period								1,359,375
2015 Plan [Member] | Management [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of members granted with restricted stock units	5			5
Number of tranches	2			2
2015 Plan [Member] | Management [Member] | Restricted Stock Units [Member] | First Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date	Mar. 31, 2018			Mar. 31, 2019
Share-based Compensation, Grants in Period	12,500			12,500
2015 Plan [Member] | Management [Member] | Restricted Stock Units [Member] | Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock share based compensation vesting period	20 days			20 days
Vesting date	Mar. 31, 2018			Mar. 31, 2019
Share-based Compensation, Grants in Period	12,500			12,500
2015 Plan [Member] | Management [Member] | Restricted Stock Units [Member] | Second Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 24			$ 24
2015 Plan [Member] | Director [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						60,425			4,266
Shares issued as percentage of directors base fee										20.00%	20.00%
Shares issued notional value per share | $ / shares										$ 32	$ 32
2019 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued During Period, Shares, New Issues		45,313
2019 Plan [Member] | Management [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of Equity Incentive Plan							10 years
Maximum number of shares approved under Equity Incentive Plan							1,812,500
2019 Plan [Member] | Management [Member] | Common Class A [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year							12,500
Maximum Value of shares granted in any one calendar year | $							$ 100,000
2019 Plan [Member] | Management [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							1,359,375
Number of tranches							4
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			1,421,000
Share-based Compensation, Grants in Period			61,625
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | First Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock share based compensation vesting period							3 years
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares							$ 8
Number of consecutive trading days							60 days
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares							$ 11
Number of consecutive trading days							60 days
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares							$ 14
Number of consecutive trading days							60 days